RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties	$ 153,077	$ 28,667